FAIR VALUE MEASUREMENTS (Details) - USD ($)	11 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity [Abstract]
Cash withdrawn interest income from trust account	$ 22,000
Cash
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust account	711
U.S. Treasury Securities
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust, investments	$ 414,279,198
U.S. Treasury Securities | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost		$ 414,279,198
Gross Holding Gain		7,516
Fair Value		$ 414,286,714